Report Of The Directors Financial Review Risk Report - Sensitivity analysis (Details) - Insurance risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
10% increase in mortality and/or morbidity rates	£ (24)	£ (20)
10% decrease in mortality and/or morbidity rates	25	19
10% increase in lapse rates	(33)	(19)
10% decrease in lapse rates	35	20
10% increase in expense rates	(28)	(40)
10% decrease in expense rates	£ 28	£ 40